UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-8544

FPA Funds Trust
(Exact name of registrant as specified in charter)

11601 WILSHIRE BLVD., STE 1200 LOS ANGELES, CALIFORNIA		90025
(Address of principal executive offices)		(Zip code)

Copy to:

J. RICHARD ATWOOD, PRESIDENT FPA Funds Trust 11601 WILSHIRE BLVD., STE 1200 LOS ANGELES, CALIFORNIA 90025		MARK D. PERLOW, ESQ. DECHERT LLP ONE BUSH STREET STE. 1600 SAN FRANCISCO, CA 94104
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2017

ITEM 1. Schedule of Investments.

FPA INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS

March 31, 2017

(Unaudited)

	Shares	Fair Value
COMMON STOCKS
PROFESSIONAL SERVICES — 7.6%
Keywords Studios plc (Ireland)	1,795,953	$14,558,473
Pagegroup plc (Britain)	1,520,290	8,150,519
		$22,708,992
FLOW CONTROL EQUIPMENT — 6.7%
KSB AG (Preference Shares) (Germany)*	26,436	$10,900,042
Skellerup Holdings Ltd. (New Zealand)	4,947,373	5,202,161
Sulzer AG (Switzerland)	35,369	3,700,565
		$19,802,768
APPLICATION SOFTWARE — 5.5%
SAP SE (Germany)	46,594	$4,572,001
TOTVS SA (Brazil)	1,337,730	11,857,793
		$16,429,794
INDUSTRIAL DISTRIBUTION & RENTAL — 3.8%
Aggreko plc (Britain)	268,286	$2,969,758
Ashtead Group plc (Britain)	404,690	8,381,310
		$11,351,068
BEVERAGES — 3.0%
Britvic plc (Britain)	1,104,946	$8,963,908

AIRLINES — 2.8%
Ryanair Holdings plc (Ireland)*	531,849	$8,241,142

COMML & RES BLDG EQUIP & SYS — 2.7%
Volution Group plc (Britain)	3,481,784	$8,157,555

MEDICAL EQUIPMENT — 2.6%
Koninklijke Philips NV (Netherlands)	242,260	$7,786,885

CONSTRUCTION & MINING MACHINERY — 2.5%
Fenner plc (Britain)	2,010,103	$7,372,789

SEMICONDUCTOR MANUFACTURING — 2.3%
Koh Young Technology, Inc. (South Korea)	148,913	$6,831,116

OIL & GAS SERVICES & EQUIPMENT — 1.9%
Fugro NV (CVA) (Netherlands)*	265,728	$4,140,205
ShawCor, Ltd. (Canada)	54,750	1,602,750
		$5,742,955
DEFENSE PRIMES — 1.7%
Avon Rubber plc (Britain)	415,921	$5,010,450

	Shares or Principal Amount	Fair Value
REAL ESTATE SERVICES — 1.6%
LSL Property Services plc (Britain)	1,813,933	$4,749,896

ADVERTISING & MARKETING — 1.4%
Publicis Groupe SA (France)	61,350	$4,287,509

BUILDING MAINTENANCE SERVICES — 1.4%
Spotless Group Holdings, Ltd. (Australia)	4,882,435	$4,047,244

OTHER COMMERCIAL SERVICES — 1.4%
ALS, Ltd. (Australia)	862,069	$4,043,930

MATERIAL HANDLING MACHINERY — 1.3%
Konecranes Oyj (Finland)	106,317	$3,776,851

INTERNET MEDIA — 1.3%
Baidu, Inc. (ADR) (China)*	21,580	$3,722,982

AIRCRAFT & PARTS — 1.2%
Meggitt plc (Britain)	662,750	$3,697,592

OTHER WHOLESALERS — 1.2%
Safilo Group SpA (Italy)*	514,493	$3,655,414

INFRASTRUCTURE SOFTWARE — 1.2%
Oracle Corporation	78,350	$3,495,194

HOME & OFFICE FURNISHINGS — 1.0%
Howden Joinery Group plc (Britain)	543,201	$2,951,662

SPECIALTY APPAREL STORES — 0.9%
Hugo Boss AG (Germany)	35,810	$2,613,406

APPAREL, FOOTWEAR & ACC DESIGN — 0.5%
Prada SpA (Italy)	364,412	$1,530,985

INTERNET BASED SERVICES — 0.5%
Purplebricks Group plc (Britain)*	409,284	$1,456,330

OTHER COMMON STOCKS — 4.9%		$14,500,162

TOTAL COMMON STOCKS — 62.9% (Cost $170,544,107)		$186,928,579

	Principal Amount	Fair Value
BONDS & DEBENTURES
U.S. TREASURY — 8.4%
U.S. Treasury Bills — 0.00% 4/27/2017@@@ (Cost $24,986,830)	$25,000,000	$24,987,750

TOTAL INVESTMENT SECURITIES — 71.3% (Cost $195,530,937)		$211,916,329

SHORT-TERM INVESTMENTS — 28.7%
State Street Bank Repurchase Agreement — 0.09% 4/3/2017 (Dated 3/31/2017, repurchase price of $85,405,641, collateralized by $87,210,000 principal amount U.S. Treasury Bond - 2.75-3.00% 2042-2045, fair value $87,117,278)	$85,405,000	$85,405,000
TOTAL SHORT-TERM INVESTMENTS (Cost $85,405,000)		$85,405,000

TOTAL INVESTMENTS — 100.0% (Cost $280,935,937)		$297,321,329
Other Assets and Liabilities, net — 0.0%		69,983
NET ASSETS — 100.0%		$297,391,312

*Non-income producing security.
@@@Zero coupon bond. Coupon amount represents effective yield to maturity.
As permitted by U.S. Securities and Exchange Commission regulations, “Other” Common Stocks include holdings in their first year of acquisition that have not previously been publicly disclosed.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities.  Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day.  If there have been no sales that day, equity securities are generally valued at the last available bid price.  Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter (“OTC”) market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price.  Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the NYSE. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Currency forwards are valued at the closing currency exchange rate which is not materially different from the forward rate.  Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s value.  These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies.  Level 1 values are based on quoted market prices in active markets for identical assets.  Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility.  Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets.  The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of March 31, 2017:

See notes to financial statements.

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Professional Services	$22,708,992	$—	$—	$22,708,992
Flow Control Equipment	19,802,768	—	—	19,802,768
Application Software	16,429,794	—	—	16,429,794
Industrial Distribution & Rental	11,351,068	—	—	11,351,068
Beverages	8,963,908	—	—	8,963,908
Airlines	8,241,142	—	—	8,241,142
Comml & Res Bldg Equip & Sys	8,157,555	—	—	8,157,555
Medical Equipment	7,786,885	—	—	7,786,885
Construction & Mining Machinery	7,372,789	—	—	7,372,789
Semiconductor Manufacturing	6,831,116	—	—	6,831,116
Oil & Gas Services & Equipment	5,742,955	—	—	5,742,955
Defense Primes	5,010,450	—	—	5,010,450
Real Estate Services	4,749,896	—	—	4,749,896
Advertising & Marketing	4,287,509	—	—	4,287,509
Building Maintenance Services	4,047,244	—	—	4,047,244
Other Commercial Services	4,043,930	—	—	4,043,930
Material Handling Machinery	3,776,851	—	—	3,776,851
Internet Media	3,722,982	—	—	3,722,982
Aircraft & Parts	3,697,592	—	—	3,697,592
Other Wholesalers	3,655,414	—	—	3,655,414
Infrastructure Software	3,495,194	—	—	3,495,194
Home & Office Furnishings	2,951,662	—	—	2,951,662
Specialty Apparel Stores	2,613,406	—	—	2,613,406
Apparel, Footwear & Acc Design	1,530,985	—	—	1,530,985
Internet Based Services	1,456,330	—	—	1,456,330
Other Common Stocks	14,500,162	—	—	14,500,162
U.S. Treasury	—	24,987,750	—	24,987,750
Short-Term Investment	—	85,405,000	—	85,405,000
	$186,928,579	$110,392,750	$—	$297,321,329
Forward Foreign Currency Contracts (currency risk)
Receivable	$—	$1,461,631	$—	$1,461,631
Payable	—	(90,349)	—	(90,349)
	$—	$1,371,282	$—	$1,371,282

See notes to financial statements.

Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period.  There were no transfers between Levels 1, 2, or 3 during the period ended March 31, 2017.

Forward foreign currency contracts:  Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price.  The Funds’ transactions in forward foreign currency contracts are limited to transaction and portfolio hedging.  The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk.  The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered and could exceed the net unrealized value shown in the tables below.  Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values.  Forward foreign currency contracts are valued daily at the foreign exchange rates as of the close of the New York Stock Exchange.

At March 31, 2017 the Fund held forward foreign currency contracts, which are considered derivative instruments, each of whose counterparty is Barclays Capital, as follows:

Foreign Currency Sold	Local Contract Amount	Settlement Date	Valuation at March 31, 2017	Unrealized Appreciation / (Depreciation)
EUR	4,380,000	6/21/2017	$4,689,823	$308,721
EUR	2,036,000	9/20/2017	2,190,397	(34,008)
EUR	23,867,000	12/20/2017	25,811,043	(5,327)
GBP	17,152,000	6/21/2017	21,529,881	1,134,211

Foreign Currency Bought
EUR	708,000	6/21/2017	758,081	(13,009)
EUR	2,036,000	9/20/2017	2,190,397	(38,005)
GBP	8,778,000	6/21/2017	11,018,499	18,699
			$68,188,121	$1,371,282

NOTE 2 — Federal Income Tax

The cost of investment securities held at March 31, 2017 (excluding short-term investments), was $195,530,937 for federal income tax purposes.  Net unrealized appreciation consists of:

Gross unrealized appreciation:	$21,500,000
Gross unrealized depreciation:	(5,114,608)
Net unrealized appreciation:	$16,385,392

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                 The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d))under the 1940 Act that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)                                 The certifications required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ J. Richard Atwood

J. Richard Atwood,

President (Principal Executive Officer)

Date: May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Richard Atwood

J. Richard Atwood,

President (Principal Executive Officer)

Date: May 30, 2017

By:	/s/ E. Lake Setzler III

E. Lake Setzler III,

Treasurer (Principal Financial Officer)

Date: May 30, 2017